UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08659

THE HENSSLER FUNDS, INC.
(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia		30144
(Address of principal executive offices)		(Zip code)

Gene W. Henssler 3735 Cherokee Street, Kennesaw, Georgia 30144
(Name and address of agent for service)

With copy to: Reinaldo Pascual, Esq. Paul, Hastings, Janofsky & Walker LLP 600 Peachtree Street, N.E., Suite 2400 Atlanta, Georgia 30308

Registrant’s telephone number, including area code:	(800) 936-3863

Date of fiscal year end:	April 30

Date of reporting period:	May 1, 2008 – April 30, 2009

Item 1.	Reports to Stockholders.

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

THE HENSSLER

EQUITY FUND

Lighting the Way

ANNUAL REPORT

APRIL 30, 2009

THE HENSSLER EQUITY FUND

3735 CHEROKEE STREET

KENNESAW, GEORGIA 30144

1-800-936-3863

WWW.HENSSLER.COM

April 30, 2009

WWW.HENSSLER.COM

LETTER TO THE SHAREHOLDERS
April 30, 2009

August 28, 2009

Dear Fellow Shareholders:

Thank you for investing in The Henssler Equity Fund (“The Fund”). The Fund’s return for the fiscal year ended April 30, 2009 was down (31.49%) versus the Standard & Poor’s 500 Index (“S&P 500”) being down (35.31%) for the same time period.(1) Since inception on June 10, 1998, The Fund has returned 1.83% on an annualized basis versus the S&P 500 being down (0.38%) over the same time period.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares. The performance data quoted represents past performance. Past performance cannot guarantee future results, and current performance may be lower or higher than the performance quoted. Both the return from and the principal value of an investment in The Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance as of the most recent-month end, please contact 1-800-936-3863. The Fund’s expense ratio is 1.29% for the fiscal year ended April 30, 2009.(2)

If you would like to obtain periodic information regarding The Fund, we encourage you to visit our web site at www.henssler.com. You may review The Henssler Equity Fund link as often as you like, as we update information regularly. Through our web site, we provide details each quarter on our top 10 holdings, industry allocation and other statistics. The web site also provides media appearance information and links to articles featuring commentary and insight from The Fund’s management team.

The Henssler Equity Fund is more than 10 years old since we started on June 10, 1998. On behalf of our board of directors and management team, we thank many of you who invested in The Fund from its very beginning. We will continue to focus our best efforts exclusively on the one fund we manage, The Henssler Equity Fund.

Yours very truly,

Gene W. Henssler, Ph.D.	Theodore L. Parrish, CFA*
Co-Manager	Co-Manager

This report is intended for shareholders of The Fund. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus that contains important information including risks, investment objectives, charges and expenses. Please read and consider this information carefully before you invest or send money.

(1)

The S&P 500 Index by Standard & Poor’s Corp. is an unmanaged, capitalization-weighted index comprising of 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index. Unlike the S&P 500 Index, The Fund does not have any holdings in the Telecommunications sector.

(2)

The Fund’s expense ratio as of April 30, 2008 as reported in The Fund’s prospectus dated August 28, 2008 is 1.28%. The Fund bears a pro rata share of the fees and expenses of the other funds in which each Fund invests (Acquired Funds). The operating expenses in the prospectus may not correlate to the expense ratio in The Fund’s financial statements (or the financial highlights of this prospectus) because the financial statements include only the direct operating expenses incurred by The Fund, not the indirect costs of investing in the Acquired Funds.

THE HENSSLER EQUITY FUND ANNUAL REPORT – APRIL 30, 2009

MANAGEMENT’S DISCUSSION ON FUND PERFORMANCE (Unaudited)
April 30, 2009

Because of our strong investment performance through April 30, 2009, even though negative, our overall Morningstar Rating was four (4) stars when rated against 1,723 Large Cap Blend Funds. Morningstar proprietary ratings reflect historical risk-adjusted performance as of April 30, 2009. The overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and 10-year Morningstar Rating metrics.(3)

Needless to say, the last year has been very trying for all of us. High quality stocks have continued to hold up better in these volatile markets. As volatility returned to the market and many investors became wary of financial stocks amid the subprime crisis, investors moved to many of the financially strong companies that make up our portfolio. Our investment strategy remains intact. As you can tell from the returns stated above, our returns over the respective time periods have been very good on a relative basis versus our peers.

Currently, we are slightly over-weighted in Consumer Staples, Industrials, Energy, Technology and Healthcare. Since the last report, we initiated new positions in Costco Wholesale Corp., Fluor Corp., H.J. Heinz Co., iShares Dow Jones US Regional Banks Index Fund, McDonald’s Corp., Murphy Oil Corp., Southern Co., and V.F. Corp.

While adding those new high quality stocks, we also eliminated several positions. Stocks we sold during the last six months include BB&T Corp., Bank of America Corp., Carnival Corp., Integrys Energy Group, Inc., Intuit, Inc., Lincoln National Corp., Patterson Companies Inc., Target Corp., and Vulcan Materials, Co. We are confident that our decisions have enhanced the quality of The Fund and will contribute positively to its performance over the long term.

(3)

Morningstar proprietary ratings reflect historical risk-adjusted performance as of April 30, 2009. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and 10-year (if applicable) Morningstar Rating metrics. The Henssler Equity Fund was rated against the following numbers of U.S.-domiciled Large Blend funds over the following time periods: 1,723 funds in the last three years, 1,366 funds over the past five-years and 698 funds over the past 10 years. With respect to these Large Blend funds, The Henssler Equity Fund received a Morningstar Rating of four stars for the three-year period, four stars for the five-year period and four stars for the 10-year period. The Henssler Equity Fund received an overall Morningstar rating of four stars. Past performance is no guarantee of future results.

*	CFA Institute mark is a trademark owned by the CFA Institute.

Performance of $10,000 Initial Investment

For the Period June 10, 1998 (inception of fund) to April 30, 2009

Average Annual Total Return for the Period Ended April 30, 2009

					Investment
					Value
					Assuming
					$10,000
				Since	Investment at	Expense
	One Year	Five Year	Ten Year	Inception(1)	June 10, 1998	Ratio(2)
The Henssler Equity Fund	(31.49)%	(2.25)%	0.36%	1.83%	$12,183	1.29%
S&P 500 Index(3)	(35.31)%	(2.71)%	(2.48)%	(0.38)%	$9,592

The graph assumes an initial $10,000 investment at June 10, 1998. All dividends and distributions are reinvested.

(1)	The Henssler Equity Fund began operation on June 10, 1998.
(2)

The Fund’s expense ratio as of April 30, 2008 as reported in The Fund’s prospectus dated August 28, 2008 is 1.28%. The Fund bears a pro rata share of the fees and expenses of the other funds in which each Fund invests (Acquired Funds). The operating expenses in the prospectus may not correlate to the expense ratio in The Fund’s financial statements (or the financial highlights of this prospectus) because the financial statements include only the direct operating expenses incurred by The Fund, not the indirect costs of investing in the Acquired Funds.

(3)

The S&P 500 Index by Standard & Poor’s Corp. is an unmanaged, capitalization-weighted index comprising of 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index. Unlike the S&P 500 Index, The Fund does not have any holdings in the Telecommunications sector.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares. The performance data quoted represents past performance. Past performance cannot guarantee future results, and current performance may be lower or higher than the performance quoted. Both the return from and the principal value of an investment in The Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. To obtain performance as of the most recent-month end, please contact 1-800-936-3863.

EXPENSES (Unaudited)
April 30, 2009

As a shareholder of The Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees and other fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in The Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of November 1, 2008 to April 30, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on The Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not The Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in The Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

			Expense Paid
			During Period*
	Beginning Account	Ending Account	November 1, 2008
	Value at	Value at	Through
	November 1, 2008	April 30, 2009	April 30, 2009
Actual Fund Return	$1,000	$903	$6.22
Hypothetical Fund Return	$1,000	$1,018	$6.60

*

Expenses are equal to The Fund’s annualized expense ratio of 1.32%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (9.71)% for the six-month period of November 1, 2008 to April 30, 2009.

TOP TEN HOLDINGS & ASSET ALLOCATION (Unaudited)

April 30, 2009

Top Ten Holdings*

(% of Net Assets)

Apple, Inc.	4.32%
Johnson & Johnson	3.87%
Teva Pharmaceutical Industries Ltd.	3.83%
Exxon Mobil Corp.	3.53%
Apache Corp.	3.40%
Walgreen Co.	3.20%
Emerson Electric Co.	3.06%
General Electric Co.	3.06%
International Business Machines Corp.	3.02%
The Procter & Gamble Co.	2.97%
34.26%

Asset Allocation*

(% of Net Assets)

Information Technology	19.60%
Industrials	15.25%
Consumer Staples	13.71%
Healthcare	13.51%
Energy	10.71%
Consumer Discretionary	9.28%
Financials	8.33%
Exchange Traded Funds	6.39%
Utilities	1.31%
Cash & Cash Equivalents	1.91%
100.00%

* These allocations may not reflect the current or future position of The Fund.

SCHEDULE OF INVESTMENTS

April 30, 2009

	Shares	Value
COMMON STOCKS - 91.70%
Consumer Discretionary - 9.28%
Multimedia - 2.50%
The Walt Disney Co.	93,825	$2,054,768

Retail - Apparel - 0.97%
V.F. Corp.	13,500	800,145

Retail - Building Products - 1.42%
Lowe’s Companies, Inc.	54,100	1,163,150

Retail - Major Department Stores - 3.29%
Costco Wholesale Corp.	23,000	1,117,800
Wal-Mart Stores, Inc.	31,500	1,587,600
		2,705,400
Retail - Restaurant - 1.10%
McDonald’s Corp.	17,000	905,930

Total Consumer Discretionary		7,629,393

Consumer Staples - 13.71%
Beverages - Non-alcoholic - 2.73%
PepsiCo, Inc.	45,175	2,247,908

Consumer Products - Miscellaneous - 2.34%
Church & Dwight Co., Inc.	35,400	1,926,114

Cosmetics & Toiletries - 2.97%
The Procter & Gamble Co.	49,300	2,437,392

Food - Diversified - 2.47%
H.J. Heinz Co. Ltd.	29,000	998,180
McCormick & Co., Inc.	35,000	1,030,750
		2,028,930
Retail - Drug Stores - 3.20%
Walgreen Co.	83,670	2,629,748

Total Consumer Staples		11,270,092

Energy - 10.71%
Oil & Gas - 5.58%
Apache Corp.	38,400	2,797,824
Murphy Oil Corp.	37,500	1,789,125
		4,586,949

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Energy (continued)
Oil Company - Integrated - 5.13%
Exxon Mobil Corp.	43,514	$2,901,078
Total S.A.-ADR	26,500	1,317,580
		4,218,658
Total Energy		8,805,607

Financials - 8.33%
Commercial Banks-Southern U.S. - 2.03%
Cullen/Frost Bankers, Inc.	35,500	1,671,695

Finance - Credit Card - 1.69%
American Express Co.	55,000	1,387,100

Investment Management & Advisory Services - 2.61%
T. Rowe Price Group, Inc.	55,600	2,141,712

Money Center Banks - 2.00%
The Bank of New York Mellon Corp.	64,575	1,645,371

Total Financials		6,845,878

Healthcare - 13.51%
Healthcare Equipment & Supplies - 2.39%
Medtronic, Inc.	28,000	896,000
Varian Medical Systems, Inc.(1)	32,000	1,067,840
		1,963,840
Medical - Drugs - 3.83%
Teva Pharmaceutical Industries Ltd.-ADR	71,675	3,145,816

Medical - Instruments - 1.31%
Stryker Corp.	27,800	1,076,138

Medical - Products - 5.98%
Alcon, Inc.	7,265	668,453
Baxter International, Inc.	22,000	1,067,000
Johnson & Johnson	60,770	3,181,917
		4,917,370
Total Healthcare		11,103,164

Industrials - 15.25%
Aerospace & Defense - 0.97%
The Boeing Co.	19,850	794,993

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Industrials (continued)
Auto - Medium & Heavy Duty Trucks - 1.66%
PACCAR, Inc.	38,396	$1,360,754

Diversified Industrials - 6.70%
3M Co.	19,000	1,094,400
General Electric Co.	198,535	2,511,467
Illinois Tool Works, Inc.	58,100	1,905,680
		5,511,547
Electric Products - 3.06%
Emerson Electric Co.	74,000	2,518,960

Engineering & Construction - 0.92%
Fluor Corp.	20,000	757,400

Transportation Services - 1.94%
C.H. Robinson Worldwide, Inc.	30,000	1,594,800

Total Industrials		12,538,454

Information Technology - 19.60%
Business Software & Services - 2.48%
Accenture Ltd., Class A	30,000	882,900
Jack Henry & Associates, Inc.	64,000	1,153,280
		2,036,180
Computer - Micro - 7.34%
Apple, Inc.(1)	28,200	3,548,406
International Business Machines Corp.	24,100	2,487,361
		6,035,767
Computer Software - 2.07%
ANSYS, Inc.(1)	61,500	1,698,630

Data Processing & Management - 2.12%
Automatic Data Processing, Inc.	49,500	1,742,400

Internet - 1.27%
Google, Inc., Class A(1)	2,630	1,041,401

Networking Products - 2.80%
Cisco Systems, Inc.(1)	119,000	2,299,080

Software - 1.52%
Oracle Corp.	64,500	1,247,430

Total Information Technology		16,100,888

The accompanying notes are an integral part of these financial statements.

	Shares	Value
Utilities - 1.31%
Electric - 1.31%
Southern Co.	37,300	$1,077,224

Total Utilities		1,077,224

TOTAL COMMON STOCKS (COST $72,009,973)		75,370,700

EXCHANGE TRADED FUNDS - 6.39%
Chemical - Diversified - 2.22%
Materials Select Sector SPDR Fund(2)	71,100	1,825,137

Money Center Banks - 2.44%
iShares Dow Jones US Regional Banks Index Fund(2)	112,500	2,007,000

Oil Company - Integrated - 1.73%
Energy Select Sector SPDR Fund(2)	31,000	1,419,180

TOTAL EXCHANGE TRADED FUNDS (COST $4,878,900)		5,251,317

SHORT TERM INVESTMENTS - 2.01%
Fifth Third Institutional Money Market Fund, 7 Day Yield 0.73%(2)	1,652,027	1,652,027

TOTAL SHORT TERM INVESTMENTS (COST $1,652,027)		1,652,027

TOTAL INVESTMENTS (100.10%) (COST $78,540,900)		82,274,044

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.10%)		(80,103)

TOTAL NET ASSETS (100.00%)		$82,193,941

(1)	Non-income producing security.

(2)	Investments in other funds are calculated at their respective net asset values as determined by those funds in accordance with the Investment Company Act of 1940.

Common Abbreviations:

ADR - American Depositary Receipt.

S.A. - Generally designates corporations in various countries, mostly those in civil law.

SPDR - Standard & Poor’s 500 Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS & LIABILITIES
April 30, 2009

Assets:
Investments, at market value (cost $78,540,900)	$82,274,044
Receivables:
Fund shares sold	6,209
Dividends and interest	68,127
Prepaid insurance	5,307
Total assets	82,353,687

Liabilities:
Payables:
Fund shares redeemed	73,941
Operating service fees due to adviser	45,797
Advisory fees due to adviser	30,724
Officers’ fees	3,284
Directors’ fees	6,000
Total liabilities	159,746

Net Assets	$82,193,941

Net Assets Consist of:
Common stock	$811
Paid-in capital	86,105,413
Accumulated undistributed net investment income	832,356
Accumulated net realized loss on investments	(8,477,783)
Net unrealized appreciation in value of investments	3,733,144

Net Assets	$82,193,941

Shares of beneficial interest outstanding of $0.0001 value per share, 100,000,000 shares authorized	8,106,484

Net Asset Value, offering and redemption price per share ($82,193,941/8,106,484)	$10.14

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
For the Year Ended April 30, 2009

Investment Income:
Interest	$33,013
Dividends (net of foreign withholding taxes of $30,330)	1,978,020
Total investment income	2,011,033

Expenses:
Operating service fees	638,742
Advisory fees	456,244
CCO compensation fees	39,400
Insurance fees	20,381
Directors’ fees	23,904
Total expenses	1,178,671

Net Investment Income	832,362

Realized and Unrealized Loss on Investments:
Net realized loss on investment securities	(8,385,685)
Net change in unrealized appreciation on investment securities	(27,571,341)
Net loss on investment securities	(35,957,026)

Net Decrease in Net Assets Resulting from Operations	$(35,124,664)

The accompanying notes are in integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
April 30, 2009

	Year Ended	Year Ended
	April 30, 2009(1)	April 30, 2008(1)
Operations:
Net investment income	$832,362	$502,052
Net realized gain/(loss) on investment securities	(8,385,685)	5,238,785
Net change in unrealized appreciation on investment securities	(27,571,341)	(2,452,260)
Net increase/(decrease) in net assets resulting from operations	(35,124,664)	3,288,577

Distributions to Shareholders From:
Net investment income	(83,638)	(479,773)
Net realized gains	(1,243,772)	(10,935,335)
Net decrease in net assets from distributions	(1,327,410)	(11,415,108)

Capital Share Transactions:
Proceeds from sale of shares	30,926,707	39,849,218
Reinvested dividends	1,185,614	10,054,733
Cost of shares redeemed	(24,095,972)	(47,503,366)
Net increase in net assets from capital share transactions	8,016,349	2,400,585

Net Decrease in Net Assets	(28,435,725)	(5,725,946)

Net Assets:
Beginning of year	110,629,666	116,355,612
End of year(1)	$82,193,941	$110,629,666

(1) Includes accumulated undistributed net investment income of:	$832,356	$83,642

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
April 30, 2009

The table below sets forth financial data for one share of capital stock outstanding throughout each year presented.

	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended	For the Year Ended
	April 30, 2009	April 30, 2008	April 30, 2007	April 30, 2006	April 30, 2005
Net Asset Value, Beginning of Year	$15.05	$16.22	$14.99	$13.80	$13.47

Income/(Loss) from Investment Operations:
Net investment income(1)	0.11	0.07	0.07	0.08	0.08
Net gain/(loss) on securities (both realized and unrealized)(1)	(4.85)	0.27	1.79	1.34	0.32
Total from investment operations	(4.74)	0.34	1.86	1.42	0.40

Distributions:
From net investment income	(0.01)	(0.06)	(0.14)	(0.04)	(0.07)
From net realized capital gains	(0.16)	(1.45)	(0.49)	(0.19)	—
Total distributions	(0.17)	(1.51)	(0.63)	(0.23)	(0.07)

Net Asset Value, End of Year	$10.14	$15.05	$16.22	$14.99	$13.80

Total Return	(31.49)%	1.94%	12.57%	10.31%	2.93%

Ratios/Supplemental Data:
Net Assets, end of year (in 000s)	$82,194	$110,630	$116,356	$135,794	$131,830
Ratio of expenses to average net assets	1.29%	1.28%	1.31%	1.29%	1.30%
Ratio of net investment income to average net assets	0.91%	0.42%	0.48%	0.52%	0.58%
Portfolio turnover rate	35%	53%	23%	58%	31%

(1) Per share amounts calculated based on the average daily shares outstanding during the period.

The accompanying notes are an integral part of these financial statements.

NOTES TO THE FINANCIAL STATEMENTS
April 30, 2009

1.              ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Henssler Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (“The Fund”). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company has an authorized capital of 500,000,000 shares, classified as shares of common stock with a par value of $.0001 per share; 100,000,000 shares of which have been classified as shares of common stock of The Fund. The Fund’s investment strategy is to seek growth of capital. The Fund became effective with the SEC on June 8, 1998 and commenced operations on June 10, 1998.

The following is a summary of significant accounting policies consistently followed by The Fund.

a)              Investment Valuation — Equity securities listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price. Valuations of variable and fixed income securities are supplied by independent pricing services approved by The Fund’s Board of Directors. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board. Securities with maturities of sixty (60) days or less are valued at amortized cost.

b)             Federal Income Taxes — No provision for federal income taxes has been made since The Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve The Fund from all federal income taxes.

As of April 30, 2009, The Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, The Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2005.

c)              Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions to shareholders are recorded on the ex-dividend date.

d)             Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

e)              Reclassifications — Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

f)                New Accounting Pronouncements — In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging

NOTES TO THE FINANCIAL STATEMENTS
April 30, 2009

Activities” (SFAS 161), effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about The Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on The Fund’s financial position, performance and cash flows. Henssler Asset Management, LLC, the investment adviser to The Fund, is currently evaluating what, if any, impact the adoption of SFAS 161 will have on The Fund’s financial statements and related disclosures.

In April, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Henssler Asset Management, LLC, the investment adviser to The Fund, is currently evaluating the impact the adoption of FSP 157-4 will have on The Fund’s future financial statement disclosures.

g)             Other — Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to The Fund, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with The Fund’s understanding of the applicable country’s tax rules and rates.

h)             Fair Value Measurements — The Fund adopted the provisions of FASB Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on May 1, 2008. FAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Inputs refer broadly to the assumptions that market participants would use to make valuation decisions, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of The Fund’s investments as of the received reporting period end. The designated input levels are not necessarily an indication of the perceived risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including The Fund’s own assumptions in determining the fair value of investments)

NOTES TO THE FINANCIAL STATEMENTS
April 30, 2009

The following is a summary of the inputs used to value The Fund’s investments as of April 30, 2009.

	Investments in	Other Financial
Valuation Inputs Investments	Securities	Instruments*
Level 1 – Quoted Prices	$82,274,044	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$82,274,044	—

*                 Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

For the fiscal year ended April 30, 2009, The Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

2.     CAPITAL SHARE TRANSACTIONS

Transactions in shares of The Fund were as follows:

	For the Year Ended	For the Year Ended
	April 30, 2009	April 30, 2008
Shares Sold	2,721,441	2,520,322
Distributions Reinvested	115,107	654,179
Less Shares Redeemed	(2,081,374)	(2,997,931)
Net Increase	755,174	176,570

3.     FEDERAL INCOME TAXES AND DISTRIBUTIONS

Unrealized Appreciation and Depreciation on Investments (Tax Basis)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at April 30, 2009 were as follows:

Gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$10,715,202
Gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(7,220,748)
Net unrealized appreciation	$3,494,454
Tax Cost	$78,779,590

The differences between book and tax net unrealized appreciation are wash sale loss deferrals.

Components of Net Assets (Tax Basis)

As of April 30, 2009, the components of net assets on a tax basis were:

Ordinary income	$832,356
Accumulated net realized gain/(loss) on investments*	$(8,239,093)
Net unrealized appreciation/(depreciation) in value of investments	$3,494,454
Total	$(3,912,283)

* Excludes post October capital loss deferral.

NOTES TO THE FINANCIAL STATEMENTS
April 30, 2009

Classifications of Distributions

Net investment income/(loss) and net realized capital gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized capital gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized capital gain was recorded by The Fund. For the fiscal year ended April 30, 2009, The Fund reclassified permanent differences in the amount of $10 from undistributed net investment income to accumulated capital gain/(loss).

Distributions of net investment income, if any, are distributed annually. Distributions of net realized capital gains, if any, are declared at least once each year.

The tax character of the distributions paid by The Fund for the fiscal years ended April 30, 2009 and April 30, 2008, was as follows:

	2009	2008
Distributions paid from:
Ordinary Income	$280,920	$479,773
Long-Term Capital Gain	1,046,490	10,935,335
Total	$1,327,410	$11,415,108

Post October Loss: Under the current tax law, capital losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended April 30, 2009, The Fund elected to defer capital losses occurring between November 1, 2008 and April 30, 2009 in the amount of $7,432,953.

Capital Loss Carryforwards: At April 30, 2009, The Fund had available for Federal income tax purposes unused capital losses of $806,140, which expire April 30, 2017. Capital loss carryforwards are available to offset future realized capital gains. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount will not be distributed to shareholders.

4.               ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Henssler Asset Management, LLC (the “Adviser”) to provide investment management services to The Fund. Pursuant to the Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.50% as applied to The Fund’s daily net assets. For the fiscal year ended April 30, 2009, the Adviser earned advisory fees of $456,244. At April 30, 2009, The Fund owed the Adviser $30,724 for investment management services.

The Fund has entered into an Operating Service Agreement (the “Servicing Agreement”) with the Adviser to provide or arrange for day-to-day operational services to The Fund. Under the Servicing Agreement, the Adviser provides all of The Fund’s day-to-day operational services, excluding cost of brokerage, interest, taxes, litigation, independent directors’ fees and expenses, independent directors’ legal fees, premiums for directors’ liability insurance covering The Fund’s independent directors, The Fund’s allocable share of the salary and related costs for The Fund’s chief compliance officer, and extraordinary expenses. The Fund’s independent directors are each paid an annual fee of $8,000 per year, together with such directors’ actual out-of-pocket

NOTES TO THE FINANCIAL STATEMENTS
April 30, 2009

expenses associated with attendance at meetings. The annual fees are payable in four equal quarterly installments and are paid as of the date of each quarterly meeting of the Board of Directors of The Fund. For the fiscal year ended April 30, 2009, the Fund incurred independent directors’ fees, insurance premiums, and chief compliance officer fees of $23,904, $20,381 and $39,400, respectively.

Pursuant to the Servicing Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 0.70% as applied to The Fund’s daily net assets. For the fiscal year ended April 30, 2009, the Adviser earned fees of $638,742. At April 30, 2009, The Fund owed the Adviser $45,797 for operating service fees.

The Fund and the Adviser have entered into a Fund Accounting and Administration Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to The Fund including, but not limited to administrative, bookkeeping and pricing services.

The Fund and the Adviser have entered into a Transfer Agency and Service Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to The Fund including, but not limited to transfer agent, dividend disbursing and record keeping services.

The Fund and the Adviser have entered into a Distribution Agreement with ALPS Distributors, Inc. to provide distribution services to The Fund. ALPS Distributors, Inc. serves as underwriter/distributor of shares of The Fund.

Certain directors and officers of The Fund are directors and officers of the Adviser.

5.              INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, excluding short-term investments and U.S. government obligations, by The Fund for the fiscal year ended April 30, 2009, were as follows:

Purchases	$38,727,592
Sales	$31,499,852

6.     REVOLVING LINE OF CREDIT

Revolving Credit Agreement — The Fund has a $10,000,000 Revolving Credit Agreement with Fifth Third Bank. Borrowings under this arrangement are secured by investments held in The Fund’s portfolio and bear interest at the Federal Funds Rate of Fifth Third Bank in effect on the day the loan is made plus 1.50%. For the fiscal year ended April 30, 2009, the average daily amount borrowed was $1,369 at the average interest rate of 1.68%. As of April 30, 2009, there was no outstanding balance.

7.              BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of The Fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2009, Charles Schwab & Co. and Taynik & Co., owned of record, in aggregate, more than 31.57% and 27.53% of The Fund, respectively. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
April 30, 2009

To The Shareholders and Board of Directors

The Henssler Equity Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Henssler Equity Fund (the “Fund”), as of April 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period prior to April 30, 2006 were audited by another independent accounting firm who expressed an unqualified opinion on those highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2009, by correspondence with the Fund’s custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Henssler Equity Fund as of April 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

June 17, 2009

ADDITIONAL INFORMATION (Unaudited)

April 30, 2009

1.     N-Q DISCLOSURE

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. For The Fund this would be for the fiscal quarters ending July 31st and January 31st. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q will be available on the SEC’s web site at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

2.              PROXY PROCEDURES

The Company has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio votes proxies related to securities (“portfolio proxies”) held by the Portfolio. A description of the Company’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 1-800-936-3863 and (ii) on the SEC’s web site at www.sec.gov. In addition, The Fund will be required to file new Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. Once filed, the Company’s Form N-PX will be available (i) without charge, upon request, by calling the Company toll-free at 1-800-936-3863 and (ii) on the SEC’s web site at www.sec.gov.

3.              DIRECTORS AND OFFICERS

The business affairs of The Fund are managed under the direction of The Fund’s Board of Directors in accordance with the laws of the State of Maryland. Information pertaining to the Directors and Officers of The Fund are set forth below. Directors who are not deemed to be “interested persons” of The Fund as defined in the 1940 Act, are referred to as “Independent Directors.” The Fund’s Statement of Additional Information includes additional information about The Fund’s Board of Directors and is available, without charge, upon request by calling toll-free 1-800-936-3863.

4.              TAX DESIGNATIONS

The Fund designates the following for federal income tax purposes for the fiscal year ended April 30, 2009:

Qualified Dividend Income	100%
Corporate Dividends Received Deduction	100%

INDEPENDENT DIRECTORS & OFFICERS (Unaudited)
April 30, 2009

Independent Directors

Number of Portfolios
Name, Age and Address	Position	Length of Time Served	in Fund Complex Overseen by Director	Other Directorships Held

Robert E. Nickels (66) 2 Delegal’s Retreat Savannah, GA 31411	Director	Since 2002	One	None

Principal Occupation During past 5 years:
Retired

David P. O’Brien, M.D. (68) 2626 Brookwood Drive Atlanta, GA 30305	Director	Since 2004	One	None

Principal Occupation During past 5 years:
M.D. Urologist

Joseph W. Owen (47) 126 Riverview Drive Suwanee, GA 30024	Director	Since 2004	One	None

Principal Occupation During past 5 years:
Vice President, XcelleNet, Inc.

Additional Directors and Officers

Number of Portfolios
		Length of	in Fund Complex	Other
Name, Age and Address	Position	Time Served	Overseen by Director	Directorships Held

Gene W. Henssler, Ph.D. (69) 3735 Cherokee Street Kennesaw, GA 30144	Director, President, Co-Portfolio Manager	Since 1998	One	None

Principal Occupation During past 5 years:
President, G.W. Henssler & Associates, Ltd.; Co-Portfolio Manager, The Henssler Equity Fund

Patricia T. Henssler, C.P.A. (54) 3735 Cherokee Street Kennesaw, GA 30144	Director, Executive V.P., Treasurer	Since 1998	One	None

Principal Occupation During past 5 years:
Treasurer, G.W. Henssler & Associates, Ltd.; Certified Public Accountant, P.T. Henssler, C.P.A., LLC

William G. Lako, Jr., CFP® (38)				Cherokee National Trust
3735 Cherokee Street	Vice President,	Since 1998	One
Kennesaw, GA 30144	Secretary

Principal Occupation During past 5 years:
Principal, G.W. Henssler & Associates, Ltd.

Scott L. Keller, CFA (42)				Cherokee
3735 Cherokee Street	Vice President	Since 1998	One	National
Kennesaw, GA 30144				Trust

Principal Occupation During past 5 years:
Principal, G.W. Henssler & Associates, Ltd.

Theodore L. Parrish, CFA (36)	Vice President,
3735 Cherokee Street	Co-Portfolio	Since 1998	One	None
Kennesaw, GA 30144	Manager

Principal Occupation During past 5 years:
Principal, G.W. Henssler & Associates, Ltd.; Co-Portfolio Manager, The Henssler Equity Fund

Christopher E. Reeves (38)	Chief
3735 Cherokee Street	Compliance	Since 2007	One	None
Kennesaw, GA 30144	Officer

Principal Occupation During past 5 years:
Attorney, Powell Goldstein, LLP; Attorney, Lantz & Reeves P.C.; Chief Compliance Officer, G.W. Henssler Associates, Ltd., Henssler Asset Management, LLC, and The Henssler Equity Fund

ADVISER

Henssler Asset Management, LLC

3735 Cherokee Street

Kennesaw, Georgia 30144

DISTRIBUTOR

ALPS Distributors, Inc.

P.O. Box 8796

Denver, Colorado 80201

CUSTODIAN

The Fifth Third Bank, N.A.

38 Fountain Square, Plaza

Cincinnati, Ohio 45263

TRANSFER, RECEPTION,

AND DIVIDEND DISBURSING AGENT

ALPS Fund Services, Inc.

P.O. Box 8796

Denver, Colorado 80201

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway

Suite 1100

Westlake, Ohio 44145-1594

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP

600 Peachtree Street NE

Suite 2400

Atlanta, Georgia 30308

Item 2.		Code of Ethics.

(a)

The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

	(b)	Not applicable.

	(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

	(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

	(e)	Not applicable.

	(f)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

Item 3.		Audit Committee Financial Expert.

The Board of Directors of the registrant has determined that there is no “audit committee financial expert” serving on its audit committee. In this regard, the Board also determined that having such a person serve on its audit committee was unnecessary in light of the structure of the registrant’s operations and the broad range of experience and expertise in financial matters possessed by the members of the audit committee, even though no such member was considered to have been an audit committee financial expert under the relatively narrow definition of such term.

Item 4.		Principal Accountant Fees and Services.

(a)

Audit Fees:  For the registrant’s fiscal years ended April 30, 2008 and April 30, 2007, the aggregate fees billed to the registrant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements were $14,900 for the fiscal year ended April 30, 2009 and $14,650 for the fiscal year ended April 30, 2008.

(b)

Audit-Related Fees:  In registrant’s fiscal years ended April 30, 2009 and April 30, 2008, the aggregate fees billed to the registrant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $525 for the fiscal year ended April 30, 2009 and $850 for the fiscal year ended April 30, 2008. In registrant’s fiscal years ended April 30, 2009 and April 30, 2008, the aggregate fees billed to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services for the registrant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended April 30, 2009 and $0 for the fiscal year ended April 30, 2008.

(c)

Tax Fees:  For the registrant’s fiscal years ended April 30, 2009 and April 30, 2008, aggregate fees of $1,750 and $1,776, respectively, were billed to the registrant for professional services rendered by the principal accountant for tax services. For the registrant’s fiscal years ended April 30, 2009 and April 30, 2008, aggregate fees of $0 and $0, respectively, were billed to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(d)

All Other Fees:  In registrant’s fiscal years ended April 30, 2009 and April 30, 2008, the aggregate fees billed to registrant by the principal accountant for services other than the services reported in paragraph (a) through (c) were $0 for the fiscal year ended April 30, 2009 and $0 for the fiscal year ended April 30, 2008.  For the registrant’s fiscal years ended April 30, 2009 and April 30, 2008, the aggregate fees billed to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for services other than the services reported in paragraph (a) through (c) were $0 for the fiscal year ended April 30, 2009 and $0 for the fiscal year ended April 30, 2008.

(e)(1)

Audit Committee Pre-Approval Policies and Procedures:  The registrant’s Audit Committee has not adopted pre-approval policies and procedures. Instead, the Audit Committee approves each audit and non-audit service before the accountant is engaged to provide such service.

(e)(2)	No services described in paragraphs (b) through (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g)

Aggregate Non-Audit Fees:  In registrant’s fiscal years ended April 30, 2009 and April 30, 2008, the aggregate non-audit fees billed to the registrant by the registrant’s accountant for services rendered to the registrant were $0 for the fiscal year ended April 30, 2009 and $0 for the fiscal year ended April 30, 2008. In registrant’s fiscal years ended April 30, 2009 and April, 2008, the aggregate non-audit fees billed to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $0 for the fiscal year ended April 30, 2009 and $0 for the fiscal year ended April 30, 2008.

(h) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	The code of ethics that applies to the registrant’s principal executive officer and principal financial officer is attached hereto as Ex.12.A.1.

	(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

	(a)(3)	Not applicable.

(b)

The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds, Inc.

By:	/s/Gene W. Henssler
Gene W. Henssler
President (Principal Executive Officer)

Date:	July 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds, Inc.

By:	/s/Gene W. Henssler
Gene W. Henssler
President (Principal Executive Officer)

Date:	July 6, 2009

By:	/s/Patricia T. Henssler
Patricia T. Henssler
Financial Officer (Principal Executive Officer)

Date:	July 6, 2009